Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) $ in Billions					12 Months Ended
	Dec. 17, 2020 USD ($)	Oct. 15, 2020 CAD ($)	Sep. 21, 2020 CAD ($) creditFacility	Aug. 20, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax					$ (20,000,000)	$ 2,000,000
Accumulated other comprehensive income (loss) related to cash flow hedges					10,606,000,000	9,849,000,000	$ 9,622,000,000
Amount reclassified					7,000,000	0
Reclassified within next twelve months					$ (8,000,000)
Maximum term of hedges (in years)					2 years
Provision for bad debts					$ 46,000,000	$ 22,000,000	$ 21,000,000
Maximum borrowing capacity					$ 2,550,000,000
Universal Base Shelf Prospectus [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument maximum borrowing capacity				$ 2,000,000,000
Debt instrument term (in months)				25 months
1.41% Series 2020-1 Notes Due 2027 [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Proceeds from long-term debt offering		$ 425,000,000
Unsecured Debt [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument term (in months)			2 years
Number of bilateral credit facilities | creditFacility			3
Maximum borrowing capacity			$ 201,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)					60 days	60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage					4.00%	5.00%
Hydro One Holdings Limited [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Maximum public offering amount	$ 3.0
Public offering period (in months)	25 months
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income (loss) related to cash flow hedges					$ (18,000,000)	$ 2,000,000